Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	December 31,
(In Thousands)	2022	2021
Assets:
Cash	$28,813	$20,177
Investments, HTM	60,819	—
Investment in Security Federal Statutory Trust	155	155
Investment in Security Federal Bank	101,871	130,198
Accrued Interest Receivable	190	—
Accounts Receivable and Other Assets	194	283
Total Assets	$192,042	$150,813
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$153	$135
Long-term Debt	31,655	35,155
Shareholders’ Equity	160,234	115,523
Total Liabilities and Shareholders’ Equity	$192,042	$150,813

Condensed Statements of Income Data
Condensed Statements of Income Data

	Years Ended December 31,
(In Thousands)	2022	2021
Income:
Equity in Earnings of Security Federal Bank	$10,668	$14,110
Investment Securities Interest Income	1,226	—
Miscellaneous Income	16	46
Total Income	11,910	14,156
Expenses:
Interest Expense	1,732	1,672
Other Expenses	65	65
Total Expenses	1,797	1,737
Income Before Income Taxes	10,113	12,419
Income Tax Benefit	(115)	(355)
Net Income	$10,228	$12,774

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	Years Ended December 31,
(In Thousands)	2022	2021
Operating Activities:
Net Income	$10,228	$12,774
Adjustments to Reconcile Net Income to Net Cash Used in Operating Activities:
Equity in Earnings of Security Federal Bank	(10,668)	(14,110)
Discount Accretion and Premium Amortization, Net	(125)	—
Increase in Accrued Interest Receivable	(190)	—
Decrease in Accounts Receivable and Other Assets	89	59
Increase (Decrease) in Accounts Payable and Other Liabilities	19	—
Net Cash Used By Operating Activities	(647)	(1,277)
Investing Activities:
Purchase of Investment Securities HTM	(62,512)	—
Proceeds from Principal Paydowns of HTM Securities	1,818	—
Investment in Subsidiary	(7,000)	—
Net Cash Used By Investing Activities	(67,694)	—
Financing Activities:
Repurchase of Subordinated Debentures	(3,500)	—
Proceeds from Issuance of Preferred Stock	82,949	—
Dividends Paid to Shareholders-Common Stock	(2,472)	(1,431)
Net Cash Provided (Used) By Financing Activities	76,977	(1,431)
Net Increase (Decrease) in Cash	8,636	(2,708)
Cash at Beginning of Period	20,177	22,885
Cash at End of Period	$28,813	$20,177